March 25, 2016

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Gentlemen:

This notice is filed on behalf of the Empire Fidelity Investments Variable Annuity Account A pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

1.	Name and address of issuer:

	Empire Fidelity Investments Variable Annuity Account A
	100 Salem Street O2N
	Smithfield, RI 02917


2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):



3.	Investment Company Act File Number:

	File No. 811-06388

	Securities Act File Number:

	File No. 033-42376 and File No. 033-54924 and File No. 333-130942 and
File No. 333-127346 and File No. 333-141883


4(a).	Last day of fiscal year for which this Form is filed:

	12/31/2015.


4(b).	   Check this box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).


4(c).	   Check this box if this is the last time the issuer will be filing this Form.




5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		 the fiscal year pursuant to section 24(f):	$157,216,973


	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$160,063,811


	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending
		no earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the commission:	$                  0


	(iv)	Total available redemption credits [add items 5(ii)
                   and 5(iii):	$160,063,811


	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$                  0


	(vi)	Redemption credits available for use in future years
		 - if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:	$    2,846,838


	(vii)	Multiplier for determining registration fee
		(See instruction C.9):	.0001007000


	(viii)	Registration fee due [multiply Item 5(v) by
		Item 5(vii)] (enter 0 if no fee is due):	$                  0



6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
 __0__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this form is being filed more than 90 days after the end of the issuers fiscal year:

	N/A


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	$                  0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:



		Method of delivery:

			Wire Transfer
			Mail or other means



Sincerely,



David A. Golino
Chief Financial Officer